Balance Sheet (USD $)	Mar. 13, 2012
Assets
Cash	$ 24,076
Assets, Current	24,076
Assets	24,076
Liabilities, Current
Accounts Payable	157
Adavance from Total Invest	330
Liabilities, Current	487
Liabilities	487
Stockholders' Deficit
Common Stock, Par value $1.32	23,746
Deficit Accumulated During Development Stage	(157)
Stockholders' Equity	23,589
Liabilities and Equity	$ 24,076
Stockholders' Equity, Number of Shares and Other Disclosures
Common Stock, Shares Authorized	90,000
Common Stock, Shares Issued and Outstanding	18,000